Note 13 - Options - Schedule of Options Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options Outstanding (in shares)	2,620,813	590,991	541,187
Range of Exercise Price, Lower (in dollars per share)	$ 2.35	$ 2.35
Range of Exercise Price, Upper (in dollars per share)	$ 195	$ 195
Weighted Average Remaining Contractual Life (Year)	6 years 7 months 6 days	8 years 1 month 6 days
Weighted Average Exercise Price (in dollars per share)	$ 19.38	$ 4.53	$ 6.77
Options Exercisable (in shares)	271,259	160,199
Weighted Average Exercise Price Exercisable (in dollars per share)	$ 4.69	$ 5.02